Capital stock - Additional Information (Details)																	9 Months Ended		12 Months Ended
	Jun. 17, 2026	Jan. 14, 2026 shares	Dec. 19, 2025 USD ($) $ / shares shares	Aug. 15, 2025 $ / shares shares	Jan. 17, 2025 USD ($) shares	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 USD ($) shares	Sep. 16, 2024 $ / shares shares	Aug. 16, 2024 shares	Jan. 17, 2024 shares	Dec. 21, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Nov. 23, 2020	May 31, 2026 USD ($) shares	May 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2024 shares	May 31, 2026 $ / shares
Capital stock
Exercise price of warrants | $ / shares			$ 150	$ 1,000		$ 6,000		$ 45,000			$ 567,000	$ 567,000	$ 2,187,000	$ 2,187,000	$ 2,187,000
Initial Recognition of Derivative Liabilities | $																	$ 2,867,806	$ 2,215,564
Number of warrants to purchase voting common shares issued			40,015	442		68		14			1		2	7	3
Number of voting common Shares issued to third parties in exchange for services																	2,356
Number of Voting Common Shares value issued to third parties in exchange for services | $																	$ 193,168
Reverse stock split ratio	10	40
Additional voting common shares		7,121
Number of shares issued		40
Warrants term			5 years	5 years		5 years 6 months		5 years			5 years		3 years	3 years	3 years	5 years
Number of reverse stock splits	1	1
At the market public offering
Capital stock
Net transaction costs | $																	$ 229,551
Number of shares issued																	248,538
Net proceeds from this capital raise | $																	$ 2,928,106
Private placement
Capital stock
Exercise price of warrants | $ / shares			$ 150
Initial Recognition of Derivative Liabilities | $			$ 2,867,806
Number of warrants to purchase voting common shares issued			31,875
Securities issuance - warrants exchanged (in shares)			40,015
Net transaction costs | $			$ 842,707
Number of shares issued			48,126
Total cash consideration | $			$ 8,753,801
Warrants term			5 years
Pre-funded warrants
Capital stock
Amount of value of shares converted | $																	$ 3,812,250
Securities issuance - pre-funded warrants converted [note 18] (in shares)																	31,875
Derivatives | Series A Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares												$ 567,000
Shares issued upon conversion of convertible preferred stock																			4	13
Number of shares converted							1,950												400	650
Convertible preferred shares							16
Number of warrants issued									13		13	1
Securities issuance - warrants exchanged (in shares)									11
Number of shares issued											3,000
Common Shares at a value | $							$ 71,784												$ 71,784
Warrants term												5 years
Derivatives | Series B Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares												$ 567,000
Number of shares converted					3,000					3,000
Convertible preferred shares					19
Number of warrants issued										6		1
Common Shares at a value | $					$ 136,298														$ 136,298
Warrants term												5 years
Pre-funded warrants
Capital stock
Exercise price of warrants | $ / shares																					$ 540
Number of warrants to purchase voting common shares issued																	1
Securities issuance - pre-funded warrants converted [note 18] (in shares)																	(31,875)	(1,126)
Securities issuance - pre-funded warrants converted | $																	$ (3,812,250)	$ (562,500)
Pre-funded warrants | Derivatives | Series A Convertible Preferred Shares
Capital stock
Securities issuance - warrants exchanged (in shares)									1
Issued capital [member]
Capital stock
Securities issuance - pre-funded warrants converted [note 18] (in shares)																	31,875	114
Securities issuance - pre-funded warrants converted | $																	$ 3,812,250	$ 562,500